Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Common stock, par value
Common stock , authorized	Unlimited	Unlimited
Common stock, issued	38,881,294	31,307,522
Common stock, outstanding	38,881,294	31,307,522
VIEs
Non-current liabilities held for sale	$ 1,750	$ 1,779